Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Transactions Between Related Parties
a) Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenue / (Expenses)
		12/31/2019	12/31/2018	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Short-term Interbank investments		1,000	—	58	—	—
Other	4.4%	1,000	—	58	—	—
Loans		83	144	6	187	6
Alpargatas S.A.	2.35% to 6% / 2% + CDI	30	49	1	3	6
Other	113% CDI	53	95	5	184	—
Derivative financial instruments - assets and liabilities		99	—	0	(138)	—
Investment funds		99	—	0	—	—
Other		0	—	0	(138)	—
Deposits		0	(70)	(1)	(10)	(1)
Olĺmpia Promoção e Serviços S.A.		0	—	(1)	(1)	(1)
Other		0	(70)	0	(9)	—
Deposits received under securities repurchase agreements		(374)	(29)	(14)	(2)	(2)
Duratex S.A.	76% to 97.50% CDI	(43)	(19)	(2)	(1)	(1)
Other	75% to 96% CDI / 3.75%	(331)	(10)	(12)	(1)	(1)
Amounts receivable from (payable to) related companies / Revenues from banking services and general and administritative (expenses)		(151)	(126)	3	50	37
ConectCar Soluções de Mobilidade Eletrônica S.A.		(46)	(34)	7	4	3
Itaú Unibanco Foundation - Supplementary Pensions		(93)	(98)	43	51	37
Itaúsa Investimentos Itaú S.A.		1	—	(28)	6	5
Olĺmpia Promoção e Serviços S.A.		(5)	(3)	(31)	(25)	(18)
Other		(8)	9	12	14	10
Rent revenues (expenses)		0	—	(39)	(46)	(34)
FUNBEP - Multisponsored Association		0	—	(6)	(7)	—
Itaú Unibanco Foundation - Supplementary Pensions		0	—	(32)	(36)	(27)
Other		0	—	(1)	(3)	(7)
Donation expenses		0	—	(35)	(95)	(93)
Itaú para Educação e Cultura Foundation		0	—	(35)	(95)	(93)
Sponsorship expenses		29	—	(15)	(32)	(32)
Itaú Cubo Coworking Association		29	—	(14)	(31)	(31)
Itaú Viver Mais Association		0	—	(1)	(1)	(1)

Summary of Compensation and Benefits of Key Management Personnel
b) Compensation and Benefits of Key Management Personnel
Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors    of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Fees	(499)	(481)	(426)
Profit sharing	(363)	(258)	(244)
Post-employment benefits	(6)	(9)	(9)
Share-based payment plan	(224)	(212)	(220)

Total	(1,092)	(960)	(899)